Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income before income taxes
Domestic	$ 4,936	$ 4,835	$ 4,726
Foreign	1,552	1,928	1,616
Income before income taxes	6,488	6,763	6,342
Current income tax expense
Domestic	896	956	763
Foreign	255	285	167
Total current income tax expense	1,151	1,241	930
Deferred income tax expense (recovery)
Domestic	360	298	360
Foreign	(648)	106	153
Total deferred income tax expense (recovery)	$ (288)	$ 404	$ 513